Acquisitions - Additional Information (Detail) (USD $)		0 Months Ended	12 Months Ended		0 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2014	Aug. 08, 2013 GrubHub Holdings Inc	Dec. 31, 2013 GrubHub Holdings Inc	Aug. 08, 2013 GrubHub Holdings Inc	Aug. 08, 2013 GrubHub Holdings Inc Common stock	Aug. 08, 2013 GrubHub Holdings Inc Preferred Stock	Aug. 08, 2013 GrubHub Holdings Inc Non-vested stock options	Jun. 30, 2014 General and administrative expenses GrubHub Holdings Inc	Dec. 31, 2013 General and administrative expenses GrubHub Holdings Inc
Business Acquisition [Line Items]
Business acquisitions, share issued					23,318,580	8,098,430
Acquisition date		Aug. 08, 2013
Fair value of the equity issued		$ 421,485,000	$ 421,485,000				$ 11,000,000
Unrecognized compensation expense	21,100,000			12,500,000
Direct and indirect expense incurred related to merger								3,300,000	4,700,000
Revenues			26,300,000
Net Loss			$ (3,600,000)